Accounts Receivable, Net	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2023	As of March 31, 2022
Accounts receivable	$1,328,980	$2,835,173
Less: allowance for doubtful accounts	(535,768)	(1,122,743)
Total accounts receivable, net	$793,212	$1,712,430

Provisions for doubtful accounts was $535,768, $1,122,743 and $693,639 for the years ended March 31, 2023, 2022 and 2021.